TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2011
Trade Receivables, Net [Abstract]
Trade Receivables, Net [Text Block]
5	TRADE RECEIVABLES, NET

Trade receivables consist of the following:

	December 31, 2011	December 31, 2010

Trade receivables	$57,198,073	$44,108,708
Less: Allowance for doubtful accounts	11,795,516	1,084,392
Trade receivables, net	$45,402,557	$43,024,316

Provision for uncollectible trade receivables of $10,698,576, $802,290 and $125,422 has been made for the years ended December 31, 2011, 2010 and 2009, respectively.